UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21353

                           SEI OPPORTUNITY FUND, L.P.
               (Exact name of registrant as specified in charter)
                                    --------


                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                          The Corporation Trust Company
                            Corporation Trust Center
                               1209 Orange Street
                              Wilmington, DE 19801
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (610) 676-1114

                     DATE OF FISCAL YEAR END: MARCH 31, 2008

                     DATE OF REPORTING PERIOD: JUNE 30, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS








    SEI OPPORTUNITY FUND, L.P.

    Quarterly Report (Unaudited)

    June 30, 2007

                                                     SEI Opportunity Fund, L.P.
                                                 Schedule of Investments (Unaudited)
                                                            June 30, 2007

SEI Opportunity Fund, L.P. (the "Fund") invests substantially all of its assets in SEI Opportunity Master Fund, L.P. (the "Master
Fund"). As of June 30, 2007, the Fund owned 4.49% of the Master Fund. The schedule of investments of the Master Fund is as follows:

                                                         FIRST                                            % OF
                                                      ACQUISITION                                       MEMBERS'
INVESTMENTS IN INVESTMENT FUNDS                          DATE           COST         FAIR VALUE         CAPITAL        LIQUIDITY**
------------------------------------------------------------------------------------------------------------------------------------
Convertible Bond Hedging*:
Alta Partners Discount
     Convertible Arbitrage, LP
    (in liquidation)                                   10/01/2003   $  1,174,599   $      683,201         0.07%        Quarterly
Lydian Partners II, LP                                 10/01/2003     29,910,000       34,744,154         3.32%        Quarterly
                                                                   ---------------------------------------------
 Total Convertible Bond Hedging                                       31,084,599       35,427,355         3.39%

Credit Hedging*:
Brigade Leveraged Capital
    Structures Fund, LP                                05/01/2007     15,000,000       15,325,300         1.47%        Quarterly
Solus, LLC                                             01/01/2004     20,716,286       28,768,061         2.75%        Quarterly
Southpaw Credit Opportunity
    Partners, LP                                       08/01/2005     25,250,000       29,822,570         2.85%        Quarterly
Strategic Value Credit
    Opportunities Fund, LP                             09/01/2005     38,000,000       43,955,473         4.20%        Quarterly
                                                                   ---------------------------------------------
Total Credit Hedging                                                  98,966,286      117,871,404        11.27%

Distressed Debt*:
Golden Tree Capital Solutions
    Fund (b)                                           11/01/2006     30,000,000       31,202,925         2.98%        Quarterly
Highland Crusader Fund, LP                             12/01/2005     27,000,000       39,778,932         3.80%       Semi-Annual
Strategic Value Restructuring
    Fund, LP                                           01/01/2006     32,000,000       38,996,419         3.73%          Annual
                                                                   ---------------------------------------------
 Total Distressed Debt                                                89,000,000      109,978,276        10.51%

Equity Market Neutral*:
Analytic Japanese Equity Market Neutral
   Offshore, Ltd. (b)                                  05/01/2006     14,938,000       16,334,493         1.56%         Monthly
Analytic US Market Neutral II,
    LLC                                                05/01/2006     14,738,000       17,171,622         1.64%         Monthly
Aphelion Global Equity Market
    Neutral, LP (b)                                    04/01/2007     25,000,000       25,965,337         2.48%         Monthly
Thales Fund, LP                                        10/01/2003     24,016,000       26,924,843         2.58%        Quarterly
                                                                   ---------------------------------------------
Total Equity Market Neutral                                           78,692,000       86,396,295         8.26%


                                                     SEI Opportunity Fund, L.P.
                                           Schedule of Investments (continued) (Unaudited)
                                                            June 30, 2007


                                                         FIRST                                            % OF
                                                      ACQUISITION                                       MEMBERS'
INVESTMENTS IN INVESTMENT FUNDS                          DATE           COST         FAIR VALUE         CAPITAL        LIQUIDITY**
------------------------------------------------------------------------------------------------------------------------------------

Fixed Income*:
Nayan Capital Fund Limited (b)                         07/01/2005   $ 33,000,000   $   36,443,123         3.48%         Monthly
Smith Breeden Mortgage Partners,
    LP                                                 11/01/2005     39,000,000       41,424,939         3.96%        Quarterly
Sorin Fund, LP                                         03/01/2007     35,000,000       38,541,039         3.69%        Quarterly
                                                                   ---------------------------------------------

                                                                     107,000,000      116,409,101        11.13%
Total Fixed Income


Global Macro*:

Analytic Global Opportunity Fund
    I, Ltd. (b)                                        05/01/2006     11,804,000       11,873,770         1.14%         Monthly
Bridgewater Pure Alpha Fund II,
    LLC (c)                                            10/01/2005     16,389,000       16,453,533         1.57%         Monthly
First Quadrant Global Macro
    Fund, Ltd. (b)                                     12/01/2005     31,000,000       32,469,832         3.10%         Monthly
                                                                   ---------------------------------------------

Total Global Macro                                                    59,193,000       60,797,135         5.81%


Long/Short Equity*:
Alydar QP Fund, LP                                     02/01/2004     28,326,059       31,831,529         3.04%        Quarterly
Boathouse Row I, LP                                    01/01/2006     11,570,333       15,797,653         1.51%        Quarterly
Boathouse Row Offshore, Ltd. (b)                       01/01/2007     10,000,000       11,568,452         1.11%        Quarterly
Fuller and Thaler International
    Long Short Fund, LP                                11/01/2005     25,000,000       26,859,180         2.57%        Quarterly
GPS Income Fund, LP                                    09/01/2006     26,000,000       40,343,474         3.86%         Monthly
GPS New Equity Fund, LP                                05/01/2007      5,000,000        5,268,370         0.50%         Monthly
Hayground Cove Turbo Fund, LP                          04/01/2005     11,309,576       17,987,002         1.72%         Monthly
Highline Capital Partners QP, LP                       01/01/2006     19,775,688       23,808,902         2.28%        Quarterly
Longbow Partners, LP                                   03/01/2007     30,000,000       31,322,610         2.99%        Quarterly
Southport Millenium Fund, LP                           10/01/2003     25,173,000       36,317,440         3.47%        Quarterly
SuNova Partners, LP                                    10/01/2003     22,842,000       26,689,311         2.55%        Quarterly
Tiger Consumer Partners Fund LP                        12/01/2006     29,000,000       29,499,739         2.82%        Quarterly
Waterloo Partners, LP                                  03/01/2006     25,000,000       21,250,179         2.03%        Quarterly
                                                                   ---------------------------------------------
Total Long/Short Equity                                              268,996,656      318,543,841        30.45%


                                                     SEI Opportunity Fund, L.P.
                                           Schedule of Investments (continued) (Unaudited)
                                                            June 30, 2007


                                                         FIRST                                            % OF
                                                      ACQUISITION                                       MEMBERS'
INVESTMENTS IN INVESTMENT FUNDS                          DATE           COST         FAIR VALUE         CAPITAL        LIQUIDITY**
------------------------------------------------------------------------------------------------------------------------------------

Multi-Strat*:
Artradis Barracuda (non-US Feeder)
   Fund, Ltd. (b)                                      05/01/2007   $ 30,000,000   $   30,537,291         2.92%         Monthly
Liberty View Leverage Plus Fund,
    Ltd.                                               04/01/2006     34,216,000       40,206,530         3.84%         Monthly
LIM Asia Arbitrage Fund (c)                            07/01/2006     29,000,000       33,903,569         3.24%         Monthly
Redbrick Capital, LP                                   01/01/2007     19,000,000       19,479,222         1.86%        Quarterly
Sandelman Partners Multi-
    Strategy Fund, LP                                  01/01/2007     32,000,000       33,657,854         3.22%        Quarterly
Vicis Capital Fund (b)                                 09/01/2005     33,500,000       38,719,416         3.70%        Quarterly
                                                                   ---------------------------------------------

Total Multi-Strat                                                    177,716,000      196,503,882        18.78%
                                                                   ---------------------------------------------


Registered Investment Companies:
Citi Institutional Liquid Reserves                                       341,245          341,245         0.03%          Daily
Federated Prime Value Obligations Fund                                 2,150,917        2,150,917         0.21%          Daily
                                                                   ---------------------------------------------

Total Registered Investments Companies                                 2,492,162        2,492,162         0.24%
                                                                   ---------------------------------------------
Total Investments (a)                                               $913,140,703   $1,044,419,451        99.84%
                                                                   =============================================



Percentages are based on Members' Capital of $1,046,099,232.

* Investment funds are non-income producing.

** Available frequency of redemptions after initial lock-up period.

(a) The aggregate cost of investments for tax purposes was $913,140,703. Net unrealized appreciation on investments for tax purposes was $131,278,748 consisting of $135,519,967 of gross unrealized appreciation and $4,241,219 of gross unrealized depreciation.

(b) Domiciled in the Cayman Islands. The total value of such investments as of June 30, 2007 was $235,114,639 and represented 22.48% of Members' Capital.

                           SEI Opportunity Fund, L.P.
                 Schedule of Investments (continued) (Unaudited)
                                  June 30, 2007

(c) Domiciled in the British Virgin Islands. The total value of such investments as of June 30, 2007 was $50,357,102 and represented 4.81% of Members' Capital.

The investments in Investment Funds shown above, representing 99.84% of Members' Capital, have been fair valued in accordance with procedures established by the Board of Directors.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 SEI Opportunity Fund, L.P.


By (Signature and Title)*                    /s/ Robert A. Nesher
                                             -------------------------
                                             Robert A. Nesher
                                             President

Date:  August 27, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ Robert A. Nesher
                                             -------------------------
                                             Robert A. Nesher
                                             President

Date:  August 27, 2007



By (Signature and Title)*                    /s/ Michael J. Leahy
                                             -------------------------
                                             Michael J. Leahy
                                             Treasurer


Date: August 27, 2007

* Print the name and title of each signing officer under his or her signature.